                              [LOGO] Nationwide(R)

                                  Nationwide(R)
                              VA Separate Account-D

                                  Annual Report
                                       to
                                 Contract Owners
                                December 31, 2002

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                                 WR-0083-12/02

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                              [LOGO] Nationwide(R)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                     [PHOTO]

                               PRESIDENT'S MESSAGE

We are pleased to bring you the 2002 annual report of the Nationwide VA Separate Account-D.

Despite coming off a third straight year of disappointment in the equity markets, we believe an optimistic outlook is not unfounded. To state the obvious, time should be in our favor; unbroken bear markets of this duration are highly unusual from a historical perspective. Equity valuations have come down mainly as a result of price contraction rather than earnings contraction. This is highly significant as earnings prospects brighten and comparisons to prior periods become easier. Corporate scandals took their toll in 2002, but the general absence of new revelations of wrongdoing is encouraging. The recent pullback in the U.S. dollar bodes well for export businesses and the improved profit picture this portends. With respect to international tensions and continued anxiety over unspecified terrorist threats, unfolding events and the passage of time are slowly eroding even that uncertain overhang. Finally, there are substantial assets on the sidelines waiting for the "right time" to reenter the equity markets. We don't know the date that will mark the "right time," but we do know that eventually the bull will resume his run.

Despite tough market conditions and a tepid economic environment, Nationwide Life moves into 2003 a financially strong and viable company. We continue to invest in the development of new investment products and improved service delivery to help you meet your financial planning and retirement savings needs. We sincerely appreciate your business and look forward to a long and mutually rewarding association with you, our valued customer.

                               /s/ Joseph J. Gasper
                           --------------------------
                           Joseph J.Gasper, President
                                February 24, 2003

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How to Read the Annual Report

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-D. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-866-221-1100 if you have questions about your account, or you may access your account using our voice response unit. And, for a link to our web-site please visit www.waddell.com.

The Annual Report has four major financial section:

Statement of Assets, Liabilities and Contract Owners' Equity

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2002. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the Total investments of the variable account.

Accounts receivable, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal Total assets of the variable account.

Accounts payable, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals Contract owners' equity. A summary of Contract owners' equity by fund series may be found on page 15. This summary also includes certain performance measures for each fund series for the periods indicated.

Statements of Operations, Statements of Changes in Contract Owners' Equity

These statements begin on page 5 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The Statements of Operations show income and expenses to the variable account from Investment activity for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The Statements of Changes in Contract Owners' Equity includes Investment activity for income and expenses shown on the Statements of Operations. In addition, the Equity transactions section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the Net change in contract owners' equity which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

The Changes in Units section illustrates the number of units purchased and redeemed for each mutual fund sub-account during the period reported.

Notes to Financial Statements, beginning on page 10, provide further disclosures about the variable account and its underlying contract provisions.

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                        NATIONWIDE VA SEPARATE ACCOUNT-D
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2002


Assets:
   Investments at fair value:

      W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
         3,973,282 shares (cost $25,436,496) ........................   $ 25,062,667

      W & R Target Funds - Balanced Portfolio (WRBal)
         2,772,947 shares (cost $18,695,657) ........................     16,754,977

      W & R Target Funds - Bond Portfolio (WRBnd)
         5,632,670 shares (cost $31,303,161) ........................     31,560,976

      W & R Target Funds - Core Equity Portfolio (WRCoreEq)
         7,181,714 shares (cost $71,960,503) ........................     57,970,795

      W & R Target Funds - Growth Portfolio (WRGrowth)
         9,273,311 shares (cost $75,595,576) ........................     61,241,874

      W & R Target Funds - High Income Portfolio (WRHiInc)
         4,732,969 shares (cost $15,953,469) ........................     14,192,281

      W & R Target Funds - International Portfolio (WRIntl)
         1,590,191 shares (cost $9,285,032) .........................      7,582,509

      W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond)
         1,148,142 shares (cost $6,417,885) .........................      6,437,404

      W & R Target Funds - Money Market Portfolio (WRMMkt)
         11,029,538 shares (cost $11,029,538) .......................     11,029,538

      W & R Target Funds - Science & Technology Portfolio (WRSciTech)
         1,598,018 shares (cost $18,290,312) ........................     15,174,938

      W & R Target Funds - Small Cap Portfolio (WRSmCap)
         3,818,594 shares (cost $27,920,161) ........................     23,823,443

      W & R Target Funds - Value Portfolio (WRValue)
         3,171,033 shares (cost $15,373,643) ........................     13,957,619
                                                                        ------------

            Total investments .......................................    284,789,021

   Accounts receivable ..............................................             --
                                                                        ------------

            Total assets ............................................    284,789,021

Accounts payable ....................................................         51,228
                                                                        ------------

Contract owners' equity (note 4 and note 5) .........................   $284,737,793
                                                                        ============

See accompanying notes to financial statements.

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================================================================================

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS
Year Ended December 31, 2002

Investment activity:                                      Total       WRAsStrat      WRBal        WRBnd
                                                       ------------   ----------   ----------   ---------
   Reinvested dividends.............................   $  3,883,655      392,601      311,696   1,293,908
   Mortality and expense risk charges (note 2)......     (3,617,599)    (279,486)    (211,896)   (310,100)
                                                       ------------   ----------   ----------   ---------
      Net investment income (loss)..................        266,056      113,115       99,800     983,808
                                                       ------------   ----------   ----------   ---------

   Proceeds from mutual fund shares sold............     23,829,996    1,171,920    1,721,239     873,751
   Cost of mutual fund shares sold..................    (26,849,824)  (1,283,657)  (1,913,229)   (836,484)
                                                       ------------   ----------   ----------   ---------
      Realized gain (loss) on investments...........     (3,019,828)    (111,737)    (191,990)     37,267
   Change in unrealized gain (loss)
      on investments................................    (39,774,599)     339,585   (1,453,084)    566,078
                                                       ------------   ----------   ----------   ---------
      Net gain (loss) on investments................    (42,794,427)     227,848   (1,645,074)    603,345
                                                       ------------   ----------   ----------   ---------
         Net increase (decrease) in contract owners'
            equity resulting from operations........   $(42,528,371)     340,963   (1,545,274)  1,587,153
                                                       ============   ==========   ==========   =========

Investment activity:                                    WRCoreEq      WRGrowth      WRHiInc       WRIntl
                                                       -----------   -----------   ----------   ----------
   Reinvested dividends.............................       339,829         7,946    1,133,835       35,952
   Mortality and expense risk charges (note 2)......      (810,611)     (871,204)    (160,699)     (98,751)
                                                       -----------   -----------   ----------   ----------
      Net investment income (loss)..................      (470,782)     (863,258)     973,136      (62,799)
                                                       -----------   -----------   ----------   ----------

   Proceeds from mutual fund shares sold............     1,814,195     2,756,040      516,585      880,283
   Cost of mutual fund shares sold..................    (2,594,030)   (3,776,952)    (583,952)  (1,167,469)
                                                       -----------   -----------   ----------   ----------
      Realized gain (loss) on investments...........      (779,835)   (1,020,912)     (67,367)    (287,186)
   Change in unrealized gain (loss)
      on investments................................   (13,232,659)  (13,764,604)  (1,256,828)  (1,066,789)
                                                       -----------   -----------   ----------   ----------
      Net gain (loss) on investments................   (14,012,494)  (14,785,516)  (1,324,195)  (1,353,975)
                                                       -----------   -----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations........   (14,483,276)  (15,648,774)    (351,059)  (1,416,774)
                                                       ===========   ===========   ==========   ==========

Investment activity:                                   WRLTBond       WRMMkt     WRSciTech     WRSmCap       WRValue
                                                       ---------   -----------   ----------   ----------   ----------
   Reinvested dividends.............................   $ 148,806       109,583          126           --      109,373
   Mortality and expense risk charges (note 2)......     (54,226)     (143,900)    (201,165)    (310,361)    (165,200)
                                                       ---------   -----------   ----------   ----------   ----------
      Net investment income (loss)..................      94,580       (34,317)    (201,039)    (310,361)     (55,827)
                                                       ---------   -----------   ----------   ----------   ----------

   Proceeds from mutual fund shares sold............     494,083    10,904,411    1,107,566      861,378      728,545
   Cost of mutual fund shares sold..................    (474,903)  (10,904,411)  (1,349,611)  (1,153,125)    (812,001)
                                                       ---------   -----------   ----------   ----------   ----------
      Realized gain (loss) on investments...........      19,180            --     (242,045)    (291,747)     (83,456)
   Change in unrealized gain (loss)
      on investments................................      50,886            --   (3,520,701)  (4,868,005)  (1,568,478)
                                                       ---------   -----------   ----------   ----------   ----------
      Net gain (loss) on investments ...............      70,066            --   (3,762,746)  (5,159,752)  (1,651,934)
                                                       ---------   -----------   ----------   ----------   ----------
         Net increase (decrease) in contract owners'
            equity resulting from operations........   $ 164,646       (34,317)  (3,963,785)  (5,470,113)  (1,707,761)
                                                       =========   ===========   ==========   ==========   ==========

See accompanying notes to financial statements.

================================================================================

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================================================================================

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2002 and 2001

                                                       Total                     WRAsStrat
                                            --------------------------   -----------------------
Investment activity:                            2002           2001         2002         2001
                                            ------------   -----------   ----------   ----------
   Net investment income (loss)..........   $    266,056     1,620,287      113,115      204,493
   Realized gain (loss) on investments...     (3,019,828)     (216,615)    (111,737)      (9,321)
   Change in unrealized gain (loss)
      on investments.....................    (39,774,599)   (2,697,807)     339,585     (713,413)
                                            ------------   -----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations......................    (42,528,371)   (1,294,135)     340,963     (518,241)
                                            ------------   -----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)...........    143,493,738   204,866,410   12,387,027   13,931,616
   Transfers between funds...............             --            --      145,422      286,338
   Redemptions (note 3)..................    (16,370,054)   (3,125,007)  (1,138,381)    (350,355)
   Annuity benefits......................             --        (1,709)          --         (352)
   Annual contract maintenance charges
      (note 2)                                   (56,114)         (480)      (4,404)         (81)
   Contingent deferred sales charges
      (note 2)                                  (389,870)      (28,492)     (25,909)      (2,446)
   Adjustments to maintain reserves......         (7,727)      (48,113)        (466)      (7,177)
                                            ------------   -----------   ----------   ----------
      Net equity transactions............    126,669,973   201,662,609   11,363,289   13,857,543
                                            ------------   -----------   ----------   ----------

Net change in contract owners' equity         84,141,602   200,368,474   11,704,252   13,339,302
Contract owners' equity beginning
   of period.............................    200,596,191       227,717   13,350,843       11,541
                                            ------------   -----------   ----------   ----------
Contract owners' equity end of period       $284,737,793   200,596,191   25,055,095   13,350,843
                                            ============   ===========   ==========   ==========

CHANGES IN UNITS:
   Beginning units.......................     22,213,198        22,505    1,449,907        1,112
                                            ------------   -----------   ----------   ----------
   Units purchased.......................     16,145,931    22,781,227    1,326,881    1,483,637
   Units redeemed........................     (1,602,285)     (590,534)    (101,997)     (34,842)
                                            ------------   -----------   ----------   ----------
   Ending units..........................     36,756,844    22,213,198    2,674,791    1,449,907
                                            ============   ===========   ==========   ==========

                                                      WRBal                    WRBnd
                                            -----------------------   -----------------------
Investment activity:                           2002         2001         2002         2001
                                            ----------   ----------   ----------   ----------
   Net investment income (loss)..........       99,800      197,173      983,808      475,794
   Realized gain (loss) on investments...     (191,990)     (27,177)      37,267        9,778
   Change in unrealized gain (loss)
      on investments.....................   (1,453,084)    (487,595)     566,078     (308,263)
                                            ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations......................   (1,545,274)    (317,599)   1,587,153      177,309
                                            ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3)...........    8,885,672   12,392,854   14,483,266   11,363,945
   Transfers between funds...............   (1,478,145)     (13,879)   5,025,400      533,534
   Redemptions (note 3)..................     (939,171)    (211,524)  (1,470,665)    (101,402)
   Annuity benefits......................           --         (378)          --         (367)
   Annual contract maintenance charges
      (note 2)...........................       (3,860)         (39)      (3,356)         (21)
   Contingent deferred sales charges
      (note 2)...........................      (28,872)      (1,673)     (34,015)        (326)
   Adjustments to maintain reserves......         (152)      (7,849)      (1,493)      (7,159)
                                            ----------   ----------   ----------   ----------
      Net equity transactions............    6,435,472   12,157,512   17,999,137   11,788,204
                                            ----------   ----------   ----------   ----------

Net change in contract owners' equity        4,890,198   11,839,913   19,586,290   11,965,513
Contract owners' equity beginning
   of period.............................   11,857,105       17,192   11,966,763        1,250
                                            ----------   ----------   ----------   ----------
Contract owners' equity end of period       16,747,303   11,857,105   31,553,053   11,966,763
                                            ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units.......................    1,249,677        1,679    1,105,160          122
                                            ----------   ----------   ----------   ----------
   Units purchased.......................      858,126    1,270,291    1,721,759    1,114,378
   Units redeemed........................     (151,189)     (22,293)    (112,790)      (9,340)
                                            ----------   ----------   ----------   ----------
   Ending units..........................    1,956,614    1,249,677    2,714,129    1,105,160
                                            ==========   ==========   ==========   ==========

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                       WRCoreEq                   WRGrowth
                                              -------------------------   ------------------------
Investment activity:                              2002          2001         2002          2001
                                              ------------   ----------   -----------   ----------
   Net investment income (loss) ...........   $   (470,782)    (223,140)     (863,258)     126,684
   Realized gain (loss) on investments ....       (779,835)     (30,284)   (1,020,912)     (39,591)
   Change in unrealized gain (loss)
      on investments ......................    (13,232,659)    (757,048)  (13,764,604)    (589,098)
                                              ------------   ----------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................    (14,483,276)  (1,010,472)  (15,648,774)    (502,005)
                                              ------------   ----------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............     25,602,297   49,712,088    27,602,654   53,129,553
   Transfers between funds ................        567,273    1,574,889       758,235      928,308
   Redemptions (note 3) ...................     (3,248,544)    (682,846)   (4,129,899)    (824,922)
   Annuity benefits .......................             --         (300)           --         (312)
   Annual contract maintenance charges
      (note 2) ............................        (12,975)        (104)      (13,197)         (90)
   Contingent deferred sales charges
      (note 2) ............................        (82,957)      (6,236)     (101,309)      (6,496)
   Adjustments to maintain reserves .......         (1,945)     (10,666)         (343)     (13,327)
                                              ------------   ----------   -----------   ----------
         Net equity transactions ..........     22,823,149   50,586,825    24,116,141   53,212,714
                                              ------------   ----------   -----------   ----------

Net change in contract owners' equity .....      8,339,873   49,576,353     8,467,367   52,710,709
Contract owners' equity beginning
   of period ..............................     49,620,225       43,872    52,761,810       51,101
                                              ------------   ----------   -----------   ----------
Contract owners' equity end of period .....   $ 57,960,098   49,620,225    61,229,177   52,761,810
                                              ============   ==========   ===========   ==========

CHANGES IN UNITS:
   Beginning units ........................      5,791,263        4,294     6,175,431        5,049
                                              ------------   ----------   -----------   ----------
   Units purchased ........................      3,301,172    5,863,006     3,459,224    6,263,127
   Units redeemed .........................       (328,286)     (76,037)     (390,114)     (92,745)
                                              ------------   ----------   -----------   ----------
   Ending units ...........................      8,764,149    5,791,263     9,244,541    6,175,431
                                              ============   ==========   ===========   ==========

                                                      WRHiInc                  WRIntl
                                              ----------------------   ----------------------
Investment activity:                             2002         2001        2002         2001
                                              ----------   ---------   ----------   ---------
   Net investment income (loss) ...........      973,136     635,971      (62,799)    200,239
   Realized gain (loss) on investments ....      (67,367)      1,248     (287,186)    (53,937)
   Change in unrealized gain (loss)
      on investments ......................   (1,256,828)   (504,359)  (1,066,789)   (635,734)
                                              ----------   ---------   ----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................     (351,059)    132,860   (1,416,774)   (489,432)
                                              ----------   ---------   ----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............    6,642,268   7,122,221    2,480,230   5,158,739
   Transfers between funds ................    1,173,119     393,119    1,268,094   1,077,769
   Redemptions (note 3) ...................     (732,258)   (172,308)    (373,080)   (121,924)
   Annuity benefits .......................           --          --           --          --
   Annual contract maintenance charges
      (note 2) ............................       (1,863)         (6)      (1,461)         --
   Contingent deferred sales charges
      (note 2) ............................      (21,866)       (485)      (6,827)       (660)
   Adjustments to maintain reserves .......         (169)        (38)        (367)       (657)
                                              ----------   ---------   ----------   ---------
         Net equity transactions ..........    7,059,231   7,342,503    3,366,589   6,113,267
                                              ----------   ---------   ----------   ---------

Net change in contract owners'equity ......    6,708,172   7,475,363    1,949,815   5,623,835
Contract owners' equity beginning
   of period ..............................    7,483,861       8,498    5,631,891       8,056
                                              ----------   ---------   ----------   ---------
Contract owners' equity end of period .....   14,192,033   7,483,861    7,581,706   5,631,891
                                              ==========   =========   ==========   =========

CHANGES IN UNITS:
   Beginning units ........................      690,448         844      724,305         794
                                              ----------   ---------   ----------   ---------
   Units purchased ........................      723,478     705,061      528,985     737,382
   Units redeemed .........................      (57,088)    (15,457)     (43,910)    (13,871)
                                              ----------   ---------   ----------   ---------
   Ending units ...........................    1,356,838     690,448    1,209,380     724,305
                                              ==========   =========   ==========   =========

                                                                     (continued)

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                     WRLTBond                   WRMMkt
                                              ----------------------   ------------------------
Investment activity:                             2002         2001        2002          2001
                                              ----------   ---------   -----------   ----------
   Net investment income (loss) ...........   $   94,580      57,887       (34,317)      71,583
   Realized gain (loss) on investments ....       19,180       1,203            --           --
   Change in unrealized gain (loss)
      on investments ......................       50,886     (31,367)           --           --
                                              ----------   ---------   -----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................      164,646      27,723       (34,317)      71,583
                                              ----------   ---------   -----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............    3,503,784   1,788,015    13,876,222   16,411,135
   Transfers between funds ................    1,014,060     119,165   (10,260,275)  (6,790,290)
   Redemptions (note 3) ...................     (167,760)     (9,192)   (1,901,607)    (335,462)
   Annuity benefits .......................           --          --            --           --
   Annual contract maintenance charges
      (note 2) ............................         (468)         (2)       (1,840)          --
   Contingent deferred sales charges
      (note 2) ............................       (2,476)        (30)      (33,917)      (3,388)
   Adjustments to maintain reserves .......          (44)       (110)         (300)        (331)
                                              ----------   ---------   -----------   ----------
         Net equity transactions ..........    4,347,096   1,897,846     1,678,283    9,281,664
                                              ----------   ---------   -----------   ----------

Net change in contract owners' equity .....    4,511,742   1,925,569     1,643,966    9,353,247
Contract owners' equity beginning
   of period ..............................    1,925,569          --     9,384,515       31,268
                                              ----------   ---------   -----------   ----------
Contract owners' equity end of period .....   $6,437,311   1,925,569    11,028,481    9,384,515
                                              ==========   =========   ===========   ==========

CHANGES IN UNITS:
   Beginning units ........................      176,463          --       916,138        3,115
                                              ----------   ---------   -----------   ----------
   Units purchased ........................      405,508     177,309       240,576    1,189,438
   Units redeemed .........................      (14,017)       (846)      (76,593)    (276,415)
                                              ----------   ---------   -----------   ----------
   Ending units ...........................      567,954     176,463     1,080,121      916,138
                                              ==========   =========   ===========   ==========

                                                     WRSciTech                  WRSmCap
                                              -----------------------   -----------------------
Investment activity:                             2002         2001         2002         2001
                                              ----------   ----------   ----------   ----------
   Net investment income (loss) ...........     (201,039)     (21,512)    (310,361)    (103,424)
   Realized gain (loss) on investments ....     (242,045)     (46,543)    (291,747)     (19,413)
   Change in unrealized gain (loss)
      on investments ......................   (3,520,701)     405,327   (4,868,005)     771,288
                                              ----------   ----------   ----------   ----------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................   (3,963,785)     337,272   (5,470,113)     648,451
                                              ----------   ----------   ----------   ----------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............    8,157,472   12,450,020   10,378,285   14,435,980
   Transfers between funds ................     (977,523)     (96,704)   2,980,718    2,010,703
   Redemptions (note 3) ...................     (544,927)    (175,145)  (1,043,381)    (127,019)
   Annuity benefits .......................           --           --           --           --
   Annual contract maintenance charges
      (note 2) ............................       (4,312)        (110)      (5,810)         (27)
   Contingent deferred sales charges
      (note 2) ............................      (14,007)      (4,445)     (25,191)      (2,087)
   Adjustments to maintain reserves .......         (539)      (1,548)      (1,672)         985
                                              ----------   ----------   ----------   ----------
         Net equity transactions ..........    6,616,164   12,172,068   12,282,949   16,318,535
                                              ----------   ----------   ----------   ----------

Net change in contract owners' equity .....    2,652,379   12,509,340    6,812,836   16,966,986
Contract owners' equity beginning
   of period ..............................   12,520,812       11,472   17,010,453       43,467
                                              ----------   ----------   ----------   ----------
Contract owners' equity end of period .....   15,173,191   12,520,812   23,823,289   17,010,453
                                              ==========   ==========   ==========   ==========

CHANGES IN UNITS:
   Beginning units ........................    1,486,955        1,183    1,746,341        4,313
                                              ----------   ----------   ----------   ----------
   Units purchased ........................    1,064,361    1,517,520    1,531,931    1,755,380
   Units redeemed .........................     (144,651)     (31,748)    (103,484)     (13,352)
                                              ----------   ----------   ----------   ----------
   Ending units ...........................    2,406,665    1,486,955    3,174,788    1,746,341
                                              ==========   ==========   ==========   ==========

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2002 and 2001

                                                      WRValue
                                              -----------------------
Investment activity:                             2002         2001
                                              -----------   ---------
   Net investment income (loss) ...........   $   (55,827)     (1,461)
   Realized gain (loss) on investments ....       (83,456)     (2,578)
   Change in unrealized gain (loss)
      on investments ......................    (1,568,478)    152,455
                                              -----------   ---------
      Net increase (decrease) in contract
         owners' equity resulting from
         operations .......................    (1,707,761)    148,416
                                              -----------   ---------

Equity transactions:
   Purchase payments received from
      contract owners (note 3) ............     9,494,561   6,970,244
   Transfers between funds ................      (216,378)    (22,952)
   Redemptions (note 3) ...................      (680,381)    (12,908)
   Annuity benefits .......................            --          --
   Annual contract maintenance charges
      (note 2) ............................        (2,568)         --
   Contingent deferred sales charges
      (note 2) ............................       (12,524)       (220)
   Adjustments to maintain reserves .......          (237)       (236)
                                              -----------   ---------
         Net equity transactions ..........     8,582,473   6,933,928
                                              -----------   ---------

Net change in contract owners' equity .....     6,874,712   7,082,344
Contract owners' equity beginning
   of period ..............................     7,082,344          --
                                              -----------   ---------
Contract owners' equity end of period .....   $13,957,056   7,082,344
                                              ===========   =========

CHANGES IN UNITS:
   Beginning units ........................       701,110          --
                                              -----------   ---------
   Units purchased ........................       983,930     704,698
   Units redeemed .........................       (78,166)     (3,588)
                                              -----------   ---------
   Ending units ...........................     1,606,874     701,110
                                              ===========   =========

See accompanying notes to financial statements.

================================================================================

================================================================================

                        NATIONWIDE VA SEPARATE ACCOUNT-D

                          NOTES TO FINANCIAL STATEMENTS

                                December 31,2002

(1)  Summary of Significant Accounting Policies

     (a)  Organization and Nature of Operations

          Nationwide VA Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

          The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institu-tions; however, other distributors may be utilized.

     (b)  The Contracts

          Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

          With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

               Portfolio of the Waddell and Reed:W & R Target Funds, Inc.(W & R
               TFI);
                    W & R Target Funds - Asset Strategy Portfolio (WRAsStrat)
                    W & R Target Funds - Balanced Portfolio (WRBal)
                    W & R Target Funds - Bond Portfolio (WRBnd)
                    W & R Target Funds - Core Equity Portfolio (WRCoreEq)
                    W & R Target Funds - Growth Portfolio (WRGrowth)
                    W & R Target Funds - High Income Portfolio (WRHiInc)
                    W & R Target Funds - International Portfolio (WRIntl)
                    W & R Target Funds - Limited-Term Bond Portfolio (WRLTBond) W & R Target Funds - Money Market Portfolio (WRMMkt)
                    W & R Target Funds - Science & Technology Portfolio
                                         (WRSciTech)
                    W & R Target Funds - Small Cap Portfolio (WRSmCap)
                    W & R Target Funds - Value Portfolio (WRValue)

          At December 31, 2002, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

          A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

          Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c)  Security Valuation, Transactions and Related Investment Income

          The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2002. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d)  Federal Income Taxes

          Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

          The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e)  Use of Estimates in the Preparation of Financial Statements

          The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 8% of the lesser of purchase payments or the amount surrendered. This charge declines to 0% after the purchase payment has been held in the contract for 96 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of up to $30, dependent upon contract type and issue date, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

     There were no payments by the Company to the Account in the form of bonus credits for the years ended December 31, 2002 and 2001, respectively.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-D

                    Nationwide VA Separate Account-D Options

                                                                                 Waddell & Reed
                                                                                     Select
                                                                                 --------------
Mortality and Expense Risk - Basic                                                   1.35%
                                                                                     ----
CDSC Options:
   Seven Year CDSC                                                                   0.05%
                                                                                     ----
Death Benefit Options:
   Maximum Anniversary Death Benefit                                                 0.15%
      If death before annuitization, benefit will be greatest of
      (i) contract value, (ii) purchase payments less surrenders or
      (iii) highest contract value before 86th birthday less surrenders              ----

   Five Year Reset Death Benefit                                                     0.05%
      If death before annuitization, benefit will be greatest of
      (i) contract value, (ii) purchase payments less surrenders or
      (iii) most recent five year contract value before 86th
      birthday less surrenders                                                       ----

   Nursing Home and Long Term Care                                                   0.05%
                                                                                     ----
   Guaranteed Minimum Income Benefit Options:
      Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances

   Option 1                                                                          0.45%
                                                                                     ----
   Option 2                                                                          0.30%
                                                                                     ----
Beneficiary Protector Option:                                                        0.40%
      Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract
                                                                                     ----
Maximum Variable Account Charges*                                                    2.45%
                                                                                     ----

*When maximum options are utilized.

The following table provides mortality and expense risk charges by asset fee rates for the year ended December 31, 2002:

                             Total      WRAsStrat    WRBal     WRBnd    WRCoreEq
                           ----------   ---------   -------   -------   --------
1.35% ..................   $1,116,775     94,861     79,405   106,723    250,678
1.40% ..................      771,408     53,261     31,867    68,979    161,638
1.45% ..................       87,660      9,444      8,201     4,907     21,638
1.50% ..................    1,077,648     70,737     49,533    68,063    257,216
1.55% ..................      169,706      9,458     16,072    11,672     41,833
1.60% ..................        2,077         55         65        77        591
1.65% ..................       29,952      3,376      1,373     1,953      4,132
1.70% ..................        5,482        249        451       578      1,852
1.75% ..................        9,131        908      1,191       968      1,084
1.80% ..................      176,434     15,906     12,530    21,741     40,404
1.85% ..................       51,875      7,639      3,782     8,537      6,907
1.90% ..................       23,081        464        172     1,371      4,275
1.95% ..................       72,846     11,390      4,048     9,948     12,137
2.00% ..................       22,132      1,675      3,206     4,523      6,204
2.05% ..................          993         48         --        49         --
2.20% ..................          147         15         --         1         --
2.35% ..................          223         --         --         7         16
2.45% ..................           29         --         --         3          6
                           ----------   ---------   -------   -------   --------
   Totals ..............   $3,617,599    279,486    211,896   310,100    810,611
                           ==========   =========   =======   =======   ========

                                WRGrowth   WRHiInc   WRIntl   WRLTBond    WRMMkt
                                --------   -------   ------   --------   -------
1.35% .......................   $227,444    58,119   26,128    27,102     45,623
1.40% .......................    238,904    28,025   23,940     9,523     20,602
1.45% .......................     23,002     5,058    1,414        43      2,912
1.50% .......................    279,891    43,613   32,633     7,255     39,057
1.55% .......................     33,121     8,453    5,277     2,685     15,793
1.60% .......................        641       320       63        --         --
1.65% .......................      6,061     1,083      839       826        496
1.70% .......................        504       149      218        56         --
1.75% .......................      2,019       353       61        --        313
1.80% .......................     29,144     8,826    3,942     3,939      7,259
1.85% .......................      8,932     1,548      420     1,166      9,208
1.90% .......................      4,864     1,150    1,949        73         71
1.95% .......................     12,856     3,779    1,490     1,558      2,101
2.00% .......................      3,708       190      366        --        465
2.05% .......................         42        --       --        --         --
2.20% .......................         45        28       --        --         --
2.35% .......................         19         2        8        --         --
2.45% .......................          7         3        3        --         --
                                --------   -------   ------   --------   -------
   Totals ...................   $871,204   160,699   98,751    54,226    143,900
                                ========   =======   ======   ========  ========

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-D

                                                   WRSciTech   WRSmCap   WRValue
                                                   ---------   -------   -------
1.35% ..........................................   $ 64,341     84,218    52,133
1.40% ..........................................     41,611     76,484    16,574
1.45% ..........................................      1,701      5,247     4,093
1.50% ..........................................     67,162    103,448    59,040
1.55% ..........................................      9,239     10,350     5,753
1.60% ..........................................         --        155       110
1.65% ..........................................      2,813      3,704     3,296
1.70% ..........................................        599        316       510
1.75% ..........................................        334        482     1,418
1.80% ..........................................      8,986     13,294    10,463
1.85% ..........................................      1,406      1,510       820
1.90% ..........................................         93      4,870     3,729
1.95% ..........................................      2,290      5,107     6,142
2.00% ..........................................        521      1,120       154
2.05% ..........................................         --         43       811
2.20% ..........................................         58         --        --
2.35% ..........................................          8         13       150
2.45% ..........................................          3         --         4
                                                   ---------   -------   -------
   Totals ......................................   $201,165    310,361   165,200
                                                   ========    =======   =======
(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2002 and 2001, total transfers to the Account from the fixed account were $7,355,018 and $242,084, respectively, and total transfers from the Account to the fixed account were $2,805,518 and $213,203, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

(4)  Contract Owners' Equity Schedule

     The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and the contract expense rate and total return for the one year period ended December 31, 2002.

                                                         Contract                     Unit        Contract          Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity     Return**
                                                       -------------   ---------   ----------   --------------   ----------
     W & R Target Funds - Asset Strategy Portfolio
        2002 .......................................       1.35%         950,742    $9.392441       $8,929,788       1.89%
                                                           1.40%         475,073     9.382539        4,457,391       1.84%
                                                           1.45%          80,877     9.372630          758,030       1.79%
                                                           1.50%         683,458     9.362748        6,399,045       1.73%
                                                           1.55%          87,867     9.352833          821,805       1.68%
                                                           1.60%             998     9.342962            9,324       1.63%
                                                           1.65%          58,133     9.333060          542,559       1.58%
                                                           1.70%           3,436     9.323181           32,034       1.53%
                                                           1.75%           7,040     9.313310           65,566       1.48%
                                                           1.80%         161,009     9.303459        1,497,941       1.42%
                                                           1.85%          46,014     9.293602          427,636       1.37%
                                                           1.90%           2,564     9.283743           23,804       1.32%
                                                           1.95%         102,160     9.273900          947,422       1.27%
                                                           2.00%          12,632     9.264049          117,023       1.22%
                                                           2.05%             283     9.254213            2,619       1.17%
                                                           2.20%           2,505     9.224735           23,108       1.01%

     W & R Target Funds - Balanced Portfolio
        2002 .......................................       1.35%         780,994     8.581727        6,702,277      -9.65%
                                                           1.40%         281,671     8.572656        2,414,669      -9.70%
                                                           1.45%          68,014     8.563602          582,445      -9.74%
                                                           1.50%         426,133     8.554572        3,645,385      -9.79%
                                                           1.55%         139,183     8.545521        1,189,391      -9.83%
                                                           1.60%             454     8.536467            3,876      -9.88%
                                                           1.65%          20,989     8.527445          178,983      -9.93%
                                                           1.70%           4,003     8.518415           34,099      -9.97%
                                                           1.75%           9,078     8.509395           77,248     -10.02%
                                                           1.80%         115,473     8.500373          981,564     -10.06%
                                                           1.85%          26,864     8.491357          228,112     -10.11%
                                                           1.90%           1,584     8.482350           13,436     -10.16%
                                                           1.95%          29,937     8.473330          253,666     -10.20%
                                                           2.00%          52,237     8.464340          442,152     -10.25%

     W & R Target Funds - Bond Portfolio
        2002 .......................................       1.35%       1,033,648    11.654058       12,046,194       7.51%
                                                           1.40%         613,616    11.641762        7,143,571       7.45%
                                                           1.45%          34,404    11.629479          400,101       7.40%
                                                           1.50%         606,509    11.617196        7,045,934       7.34%
                                                           1.55%          76,500    11.604934          887,777       7.29%
                                                           1.60%             549    11.592659            6,364       7.23%
                                                           1.65%          23,807    11.580409          275,695       7.18%
                                                           1.70%           6,307    11.568155           72,960       7.13%
                                                           1.75%           5,253    11.555910           60,703       7.07%

                                                                     (Continued)
                                       15

                        NATIONWIDE VA SEPARATE ACCOUNT-D
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                                         Contract                     Unit         Contract         Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity     Return**
                                                       -------------   ---------   ----------   --------------   ----------

                                                           1.80%         146,951    11.543683        1,696,356       7.02%
                                                           1.85%          42,939    11.531449          495,149       6.96%
                                                           1.90%          10,395    11.519240          119,742       6.91%
                                                           1.95%          72,439    11.507021          833,557       6.85%
                                                           2.00%          38,544    11.494819          443,056       6.80%
                                                           2.05%             238    11.482613            2,733       6.74%
                                                           2.20%           1,853    11.446041           21,210       6.58%
                                                           2.35%             109    11.028000            1,202       6.42%
                                                           2.45%              68    11.009160              749       6.31%

     W & R Target Funds - Core Equity Portfolio
        2002 .......................................       1.35%       2,724,786     6.630316       18,066,192     -22.69%
                                                           1.40%       1,626,646     6.623314       10,773,787     -22.73%
                                                           1.45%         220,713     6.616314        1,460,307     -22.77%
                                                           1.50%       2,862,810     6.609314       18,921,210     -22.81%
                                                           1.55%         407,608     6.602317        2,691,157     -22.85%
                                                           1.60%           4,116     6.595336           27,146     -22.89%
                                                           1.65%          61,659     6.588340          406,230     -22.93%
                                                           1.70%          19,510     6.581369          128,403     -22.97%
                                                           1.75%          10,160     6.574382           66,796     -23.01%
                                                           1.80%         471,337     6.567410        3,095,463     -23.04%
                                                           1.85%          61,064     6.560440          400,607     -23.08%
                                                           1.90%          51,170     6.553473          335,341     -23.12%
                                                           1.95%         140,425     6.546524          919,296     -23.16%
                                                           2.00%         101,596     6.539562          664,393     -23.20%
                                                           2.35%             333     6.871953            2,288     -23.48%
                                                           2.45%             216     6.860197            1,482     -23.55%

     W & R Target Funds - Growth Portfolio
        2002 .......................................       1.35%       2,515,725     6.639456       16,703,045     -22.36%
                                                           1.40%       2,316,537     6.632425       15,364,258     -22.40%
                                                           1.45%         220,759     6.625416        1,462,620     -22.44%
                                                           1.50%       3,022,541     6.618408       20,004,410     -22.48%
                                                           1.55%         323,640     6.611407        2,139,716     -22.52%
                                                           1.60%           4,588     6.604414           30,301     -22.56%
                                                           1.65%         107,916     6.597416          711,967     -22.60%
                                                           1.70%           4,788     6.590424           31,555     -22.64%
                                                           1.75%          16,875     6.583431          111,095     -22.68%
                                                           1.80%         340,282     6.576449        2,237,847     -22.72%
                                                           1.85%          66,082     6.569458          434,123     -22.76%
                                                           1.90%          55,379     6.562499          363,425     -22.80%
                                                           1.95%         170,638     6.555505        1,118,618     -22.83%
                                                           2.00%          76,044     6.548549          497,978     -22.87%
                                                           2.05%             314     6.541581            2,054     -22.91%
                                                           2.20%           1,780     6.520702           11,607     -23.03%
                                                           2.35%             394     6.984807            2,752     -23.15%
                                                           2.45%             259     6.972843            1,806     -23.23%

                                                         Contract                    Unit          Contract       Total
                                                       Expense Rate*      Units    Fair Value   Owners' Equity   Return**
                                                       -------------     -------   ----------   --------------   --------
W & R Target Funds - High Income Portfolio
   2002 ............................................       1.35%         488,894    10.485875        5,126,481      -3.35%
                                                           1.40%         244,731    10.474808        2,563,510      -3.40%
                                                           1.45%          37,578    10.463756          393,207      -3.44%
                                                           1.50%         363,358    10.452697        3,798,071      -3.49%
                                                           1.55%          61,934    10.441672          646,695      -3.54%
                                                           1.60%             322    10.430630            3,359      -3.59%
                                                           1.65%          16,847    10.419593          175,539      -3.64%
                                                           1.70%             913    10.408568            9,503      -3.69%
                                                           1.75%           2,109    10.397530           21,928      -3.74%
                                                           1.80%          75,415    10.386539          783,301      -3.79%
                                                           1.85%           7,830    10.375534           81,240      -3.84%
                                                           1.90%          14,762    10.364526          153,001      -3.89%
                                                           1.95%          39,866    10.353516          412,753      -3.93%
                                                           2.00%           1,755    10.342540           18,151      -3.98%
                                                           2.20%             360    10.298636            3,708      -4.18%
                                                           2.35%              86     9.680028              832      -4.33%
                                                           2.45%              78     9.663486              754      -4.42%

W & R Target Funds - International Portfolio
   2002 ...........................................        1.35%         334,127     6.284412        2,099,792     -19.26%
                                                           1.40%         290,414     6.277773        1,823,153     -19.30%
                                                           1.45%          15,639     6.271125           98,074     -19.34%
                                                           1.50%         404,917     6.264502        2,536,603     -19.38%
                                                           1.55%          56,608     6.257871          354,246     -19.42%
                                                           1.60%             878     6.251248            5,489     -19.46%
                                                           1.65%          10,331     6.244630           64,513     -19.50%
                                                           1.70%           2,176     6.238005           13,574     -19.55%
                                                           1.75%             519     6.231384            3,234     -19.59%
                                                           1.80%          46,392     6.224770          288,780     -19.63%
                                                           1.85%           3,388     6.218168           21,067     -19.67%
                                                           1.90%          18,302     6.211565          113,684     -19.71%
                                                           1.95%          21,895     6.204963          135,858     -19.75%
                                                           2.00%           3,497     6.198374           21,676     -19.79%
                                                           2.35%             184     6.613120            1,217     -20.08%
                                                           2.45%             113     6.601809              746     -20.16%

W & R Target Funds - Limited-Term Bond Portfolio
   2002 ...........................................        1.35%         270,037    11.359362        3,067,448       4.01%
                                                           1.40%         100,431    11.347406        1,139,631       3.96%
                                                           1.45%           1,020    11.335411           11,562       3.91%
                                                           1.50%         101,971    11.323446        1,154,663       3.85%
                                                           1.55%          19,409    11.311485          219,545       3.80%
                                                           1.65%           6,196    11.287606           69,938       3.69%
                                                           1.70%           2,949    11.275663           33,252       3.64%
                                                           1.80%          42,869    11.251798          482,353       3.54%
                                                           1.85%           5,797    11.239875           65,158       3.48%
                                                           1.90%             328    11.227962            3,683       3.43%
                                                           1.95%          16,947    11.216051          190,078       3.38%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-D

                                                         Contract                     Unit        Contract         Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity   Return**
                                                       -------------   ---------   ----------   --------------   --------
W & R Target Funds - Money Market Portfolio
   2002 ............................................       1.35%         412,372   10.235391         4,220,789      -0.23%
                                                           1.40%         188,434   10.224593         1,926,661      -0.28%
                                                           1.45%             801   10.213802             8,181      -0.33%
                                                           1.50%         274,598   10.203015         2,801,728      -0.38%
                                                           1.55%          90,098   10.192234           918,300      -0.43%
                                                           1.65%               0   10.170692                 0      -0.53%
                                                           1.75%           1,812   10.149172            18,390      -0.63%
                                                           1.80%          52,168   10.138425           528,901      -0.68%
                                                           1.85%          38,236   10.127677           387,242      -0.73%
                                                           1.90%             574   10.116942             5,807      -0.78%
                                                           1.95%          18,185   10.106208           183,781      -0.83%
                                                           2.00%           2,843   10.095481            28,701      -0.88%

W & R Target Funds - Science & Technology Portfolio
   2002 ............................................       1.35%         770,644    6.320134         4,870,573     -25.01%
                                                           1.40%         436,679    6.313444         2,756,948     -25.05%
                                                           1.45%          23,808    6.306771           150,152     -25.09%
                                                           1.50%         820,494    6.300111         5,169,203     -25.13%
                                                           1.55%         105,652    6.293443           664,915     -25.17%
                                                           1.65%          56,291    6.280120           353,514     -25.24%
                                                           1.70%           6,023    6.273457            37,785     -25.28%
                                                           1.75%           3,317    6.266813            20,787     -25.32%
                                                           1.80%         115,979    6.260157           726,047     -25.36%
                                                           1.85%          14,051    6.253523            87,868     -25.39%
                                                           1.90%             987    6.246875             6,166     -25.43%
                                                           1.95%          44,422    6.240231           277,204     -25.47%
                                                           2.00%           5,878    6.233605            36,641     -25.51%
                                                           2.20%           2,166    6.207096            13,445     -25.66%
                                                           2.35%             169    7.094173             1,199     -25.78%
                                                           2.45%             105    7.082047               744     -25.85%

W & R Target Funds - Small Cap Portfolio
   2002 ............................................       1.35%         904,651    7.522476         6,805,215     -22.85%
                                                           1.40%         745,796    7.514524         5,604,302     -22.89%
                                                           1.45%          49,348    7.506576           370,435     -22.93%
                                                           1.50%       1,049,196    7.498648         7,867,551     -22.97%
                                                           1.55%         100,259    7.490696           751,010     -23.00%
                                                           1.60%           1,892    7.482762            14,157     -23.04%
                                                           1.65%          59,879    7.474828           447,585     -23.08%
                                                           1.70%           3,172    7.466909            23,685     -23.12%
                                                           1.75%           4,693    7.458986            35,005     -23.16%
                                                           1.80%         136,733    7.451065         1,018,806     -23.20%
                                                           1.85%          11,644    7.443165            86,668     -23.24%
                                                           1.90%          39,140    7.435249           291,016     -23.28%

                                                         Contract                     Unit        Contract        Total
                                                       Expense Rate*     Units     Fair Value   Owners' Equity    Return**
                                                       -------------   ---------   ----------   --------------   ---------
                                                           1.95%          59,764    7.427351           443,888    -23.32%
                                                           2.00%           8,231    7.419447            61,069    -23.36%
                                                           2.05%             287    7.411565             2,127    -23.40%
                                                           2.35%             103    7.476425               770    -23.63%

W & R Target Funds - Value Portfolio
   2002 ............................................       1.35%         515,112    8.707493         4,485,334    -13.87%
                                                           1.40%         159,088    8.700123         1,384,085    -13.92%
                                                           1.45%          54,016    8.692748           469,547    -13.96%
                                                           1.50%         547,361    8.685384         4,754,040    -14.01%
                                                           1.55%          61,495    8.678037           533,656    -14.05%
                                                           1.60%             771    8.670678             6,685    -14.09%
                                                           1.65%          41,852    8.663319           362,577    -14.14%
                                                           1.70%           5,202    8.655972            45,028    -14.18%
                                                           1.75%           8,954    8.648608            77,440    -14.22%
                                                           1.80%         110,904    8.641266           958,351    -14.27%
                                                           1.85%           7,003    8.633911            60,463    -14.31%
                                                           1.90%          26,955    8.626571           232,529    -14.36%
                                                           1.95%          58,626    8.619231           505,311    -14.40%
                                                           2.00%           3,548    8.611900            30,555    -14.44%
                                                           2.05%           4,303    8.604570            37,025    -14.49%
                                                           2.20%             709    8.582571             6,085    -14.62%
                                                           2.35%             843    8.560611             7,217    -14.75%
                                                           2.45%             132    8.545962             1,128    -14.84%
                                                                                                  ------------

2002 Contract owners' equity .......................                                              $284,737,793
                                                                                                  ============

* This represents the annualized contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

** This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-D

(5)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of December 31, 2002, and contract expense rate, investment income ratio and total return for each period in the two-year period ended December 31, 2002 and for the period December 29, 2000 (commencement of operations) through December 31, 2000. Certain of the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column. Accordingly, there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                Contract                                                     Investment
                                Expense                        Unit           Contract          Income          Total
                                *Rate*          Units        Fair Value     Owners' Equity    **Ratio**     ***Return***
                             --------------   ---------   ---------------   --------------   ----------   -----------------

W & R Target Funds - Asset Strategy Portfolio

   2002 ..................   1.35% to 2.20%   2,674,791   $  9.22 to 9.39    $25,055,095        2.04%        1.01% to  1.89%
   2001 ..................   1.35% to 2.00%   1,449,907      9.15 to 9.22     13,350,843        4.59%     -11.77% to -11.18%
   2000 ..................        1.35%           1,112             10.38         11,541        0.00%           3.79%      (a)(b)

W & R Target Funds - Balanced Portfolio

   2002 ..................   1.35% to 2.00%   1,956,614      8.46 to 8.58     16,747,303        2.18%      -10.25% to -9.65%
   2001 ..................   1.35% to 1.95%   1,249,677      9.44 to 9.50     11,857,105        4.82%       -7.79% to -7.22%
   2000 ..................   1.35% to 1.80%       1,679    10.23 to 10.24         17,189        0.00%        2.34% to  2.37%(a)(b)

W & R Target Funds - Bond Portfolio

   2002 ..................   1.35% to 2.45%   2,714,129    11.01 to 11.65     31,553,053        5.95%        6.31% to  7.51%
   2001 ..................   1.35% to 2.00%   1,105,160    10.76 to 10.84     11,966,763        9.17%        5.31% to  6.02%
   2000 ..................            1.80%         122             10.22          1,247        0.00%           2.22%      (a)(b)

W & R Target Funds - Core Equity Portfolio

   2002 ..................   1.35% to 2.45%   8,764,149      6.54 to 6.87     57,960,098        0.63%     -23.55% to -22.69%
   2001 ..................   1.35% to 2.00%   5,791,263      8.52 to 8.58     49,620,225        0.45%     -16.62% to -16.06%
   2000 ..................   1.35% to 1.80%       4,293    10.21 to 10.22         43,865        0.00%        2.14% to  2.18%(a)(b)

W & R Target Funds - Growth Portfolio

   2002 ..................   1.35% to 2.45%   9,244,541     6.52 to 6.98      61,229,177        0.01%     -23.23% to -22.36%
   2001 ..................   1.35% to 2.00%   6,175,431     8.49 to 8.55      52,761,810        1.74%     -16.06% to -15.50%
   2000 ..................   1.35% to 1.80%       5,049    10.12 to 10.12         51,100        0.00%         1.17% to 1.21%(a)(b)

W & R Target Funds - High Income Portfolio

   2002 ..................   1.35% to 2.45%   1,356,838     9.66 to 10.49     14,192,033       10.46%       -4.42% to -3.35%
   2001 ..................   1.35% to 1.95%     690,448    10.78 to 10.85      7,483,861       18.26%         7.04% to 7.70%
   2000 ..................   1.35% to 1.80%         844    10.07 to 10.07          8,501        0.00%         0.70% to 0.73%(a)(b)

W & R Target Funds - International Portfolio

   2002 ..................   1.35% to 2.45%   1,209,380      6.20 to 6.61      7,581,706        0.54%     -20.16% to -19.26%
   2001 ..................   1.35% to 2.00%     724,305      7.73 to 7.78      5,631,891        8.44%     -23.80% to -23.29%
   2000 ..................            1.35%         794             10.15          8,056        0.00%           1.47%      (a)(b)

W & R Target Funds - Limited-Term Bond Portfolio

   2002 ..................   1.35% to 1.95%     567,954    11.22 to 11.36      6,437,311        3.56%         3.38% to 4.01%
   2001 ..................   1.35% to 1.95%     176,463    10.85 to 10.92      1,925,569        6.92%         7.07% to 7.73%

W & R Target Funds - Money Market Portfolio

   2002 ..................   1.35% to 2.00%   1,080,121    10.10 to 10.24     11,028,481        1.07%       -0.88% to -0.23%
   2001 ..................   1.35% to 2.00%     916,138    10.19 to 10.26      9,384,515        3.25%         1.51% to 2.19%
   2000 ..................            1.35%       3,115             10.04         31,271        0.00%           0.39%      (a)(b)

                                Contract                                                   Investment
                                Expense                        Unit          Contract        Income           Total
                                 Rate*          Units       Fair Value     Owners'Equity     Ratio**        Return***
                             -------------    ---------   --------------   -------------   ----------   ------------------
W & R Target Funds - Science & Technology Portfolio
2002 .....................   1.35% to 2.45%   2,406,665     6.21 to 7.09      15,173,191      0.00%      -25.85% to -25.01%
2001 .....................   1.35% to 2.00%   1,486,955     8.37 to 8.43      12,520,812      1.00%      -13.69% to -13.11%
2000 .....................       1.35%            1,183             9.70          11,475      0.00%           -3.00%      (a)(b)

W & R Target Funds - Small Cap Portfolio
2002 .....................   1.35% to 2.35%   3,174,788     7.41 to 7.52      23,823,289      0.00%      -23.63% to -22.85%
2001 .....................   1.35% to 2.00%   1,746,341     9.68 to 9.75      17,010,453      0.00%       -3.91% to  -3.27%
2000 .....................       1.35%            4,313            10.08          43,472      0.00%            0.79%      (a)(b)

W & R Target Funds - Value Portfolio
2002 .....................   1.35% to 2.45%   1,606,874    8.55 to  8.71      13,957,056      1.04%      -14.84% to -13.87%
2001 .....................   1.35% to 2.35%     701,110   10.04 to 10.11       7,082,344      0.77%        0.42% to   1.10%(a) (b)
                                                                            ------------      ----         ----       ----

2002 Contract owners' equity                                                $284,737,793
                                                                            ============

2001 Contract owners' equity                                                $200,596,191
                                                                            ============

2000 Contract owners' equity                                                $    227,717
                                                                            ============

      * This represents the range of annualized contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

    *** This represents the range of minimum and maximum total returns for the underlying mutual fund option and year indicated. The calculation of these returns reflects a deduction for expenses assessed through the daily unit value calculation. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented. See note 4 for total return by underlying mutual fund and product options for the current period.

(a)&(b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated by these symbols.

================================================================================

================================================================================

                          Independent Auditors' Report

The Board of Directors of Nationwide Life and Annuity Insurance Company and
  Contract Owners of Nationwide VA Separate Account-D:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-D (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2002, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2002, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2003

================================================================================

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

                                                                  --------------
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY                        Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA . COLUMBUS, OHIO 43215-2220      U.S.Postage
                                                                     P A I D
                                                                  Columbus, Ohio
                                                                  Permit No.521
                                                                  --------------

Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company